Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Debt
17. DEBT
Short-term borrowings

[a]	Commercial Paper Program
The Company has a U.S. commercial paper program [the “U.S. Program”] and a euro-commercial paper program [the “euro-Program”]. Under the U.S. Program, the Company may issue U.S. commercial paper notes [“the U.S. notes”] up to a maximum aggregate amount of U.S. $2 billion. Under the euro-Program, the Company may issue euro-commercial paper notes [the “euro notes”] up to a maximum aggregate amount of €1 billion or its equivalent in alternative currencies. The U.S. and euro notes are backstopped by the Company’s global credit facility. As at December 31, 2025, no U.S. notes were outstanding [2024 - $271 million with a weighted average interest rate of 4.74%] and no notes were outstanding under the euro-commercial paper program [2024 - no notes were outstanding]. Maturities on amounts outstanding are less than three months.

[b]	Credit Facilities
On March 21, 2025, the Company extended the maturity date of its $800 million
364-day
syndicated revolving credit facility from June 24, 2025, to June 24, 2026. The facility can be drawn in U.S. dollars or Canadian dollars. The Company had not borrowed any funds under this credit facility as at December 31, 2025 or 2024.

Long-term borrowings

[a]	The Company’s long-term debt, net of unamortized issuance costs, is substantially uncollateralized and consists of the following:

	2025	2024

Senior Notes [i]
€600 million due September 2027 at 1.500%	$703	$620
$400 million due March 2029 at 5.050%	398	397
Cdn$450 million due May 2029 at 4.800%	327	311
$750 million due June 2030 at 2.450%	747	746
Cdn$350 million due January 2031 at 4.950%	254	242
€575 million due May 2031 at 3.625%	668	—
€550 million due March 2032 at 4.375%	642	566
$500 million due March 2033 at 5.500%	496	496
$400 million due June 2035 at 5.875%	396	—
$650 million due October 2025 at 4.150%	—	649
$300 million due March 2026 at 5.980%	—	299
Bank term debt at a weighted average interest rate of 2.88% [2024 – 5.06%], denominated primarily in USD and Chinese Renminbi	75	506
Government loans at a weighted average interest rate of 0.00% [2024 – 0.00%], denominated primarily in Canadian dollar	6	6
Other	—	4
	4,712	4,842
Less due within one year	27	708
	$4,685	$4,134

[i]
The Senior Notes are unsecured obligations and do not include any financial covenants. The Company may redeem the notes in whole or in part at any time, and from time to time, at specified redemption prices determined in accordance with the terms of the indenture governing the Senior Notes.

[b]	Future principal repayments on long-term debt are estimated to be as follows:

2026	$27
2027	737
2028	5
2029	733
2030	755
Thereafter	2,481
$4,738

[c]	The Company issued the following Senior Notes during 2025:

	Settlement Date	Net Cash Proceeds [i]	Maturity Date

€575 million Senior Notes at 3.625%	May 21, 2025	€569 million	May 21, 2031
$400 million Senior Notes at 5.875%	May 22, 2025	$397 million	June 1, 2035

[i]	Net cash proceeds represent the public offering price less the underwriting discount, before expenses.

The Senior Notes were issued for general corporate purposes, including the repayment on May 23, 2025 of the $300 million Senior Notes, which were due March 2026, and the repayment on September 24, 2025 of the $650 million Senior Notes, which were due October 2025.

[d]
On March 21, 2025, the Company extended the maturity date of its $2.7 billion syndicated revolving credit facility from June 25, 2029 to June 25, 2030. No amounts are outstanding under this credit facility.

[e]
The Company had a syndicated, unsecured, delayed draw term loan facility [the “Term Loan”] consisting of a
3-year
tranche of $100 million and a
5-year
tranche of $300 million. On March 21, 2025, the Company amended the Term Loan facility to include an additional
3-year delayed
draw tranche of $650 million with a draw expiration date of July 12, 2025. On July 8, 2025, the Company reduced the tranche amount from $650 million to $350 million and extended the draw expiration date to January 12, 2026.

On May 30, 2025, the Company repaid $100 million of the
3-year
tranche Term Loan. On October 31, 2025, the Company repaid
$300 million of the 5-year
tranche Term Loan. As at December 31, 2025, no amounts were outstanding under any tranche of the Term Loan facility. On January 12, 2026, the remaining
3-year
delayed draw tranche term loan facility expired with no amount drawn.

[f]	Interest expense, net includes:

	2025	2024

Interest expense
Current	$83	$127
Long-term	192	182
	275	309
Interest income	(66)	(98)
Interest expense, net	$209	$211

[g]	Interest paid in cash was $270 million for the year ended December 31, 2025 [2024 - $309 million].